THIS FILING LISTS SECURITIES HOLDINGS THAT WERE REPORTED ON
              THE FORM 13F FILED ON DECEMBER 31, 2001 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
                CONFIDENTIAL TREATMENT EXPIRED ON JULY 15, 2002.

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001
                                               -----------------

Check here if Amendment [X]; Amendment Number:         2
                                               -----------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:


/S/ Brian S. Kriftcher            New York, New York               July 22, 2002
---------------------------       --------------------------       -------------
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      -----
Form 13F Information Table Entry Total:                                 4
                                                                      -----
Form 13F Information Table Value Total:                              $46,655
                                                                     --------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE



                           SATELLITE ASSET MANAGEMENT
                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer   Title    CUSIP      Value       Shrs or    SH/PRN   Put/Call  Investment      Other           Voting Authority
--------------   ------   -----      ------      --------   ------   --------  ---------      -----            ----------------
                  of                (x$1000)     prn amt                       Discretion    Managers     Sole      Shared     None
                  ---               --------     -------                       ----------    --------     ----      ------     -----
                 Class
                 -----

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PHILIPS PETE
CO                COM     718507106   14,389     238,786      SH                SOLE                      238,786
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SECURITY CAP
GROUP INC         CL B    81413P204   23,467     92,500       SH                SOLE                      92,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
STORAGE USA INC   COM     861907103   4,421      105,000      SH                SOLE                      105,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WILLAMETTE INDS
INC               COM     969133107   4,378      84,000       SH                SOLE                      84,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 4 DATA RECORDS               46,655           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED




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